Equity Loss Earnings of Joint Venture (Details 1) (VAST [Member], USD $) In Thousands, unless otherwise specified	Jul. 01, 2012	Jul. 03, 2011
VAST [Member]
Summarized balance sheets
Cash and cash equivalents	$ 5,622	$ 6,658
Receivables, net	16,025	15,267
Inventories, net	17,756	13,084
Other current assets	10,207	7,153
Total current assets	49,610	42,162
Property, plant and equipment, net	20,753	13,278
Other long-term assets	3,585	3,136
Total assets	73,948	58,576
Current liabilities	37,843	35,802
Long-term liabilities	11,381	626
Total liabilities	49,224	36,428
Net assets	24,724	22,148
STRATTEC's share of net assets	$ 8,241	$ 7,383